Joint Ventures and Equity Investments (Narrative) (Details) € in Thousands		1 Months Ended			3 Months Ended									9 Months Ended			12 Months Ended
	Mar. 15, 2013 USD ($)	Dec. 31, 2014 USD ($) ft² property	Dec. 31, 2014 EUR (€)	May. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) ft² property	Dec. 31, 2014 USD ($) ft² property	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) ft² property	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) ft² property	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft² property	Dec. 31, 2013 USD ($) ft² property	Dec. 31, 2012 USD ($) property	Jun. 09, 2015 USD ($)	Dec. 31, 2014 EUR (€) ft² property	Jun. 09, 2014 USD ($) ft² property
Investments in and Advances to Affiliates [Line Items]
Payments to acquire real estate held-for-investment														$ 879,551,000		$ 299,195,000	$ 461,963,000	$ 283,148,000	$ 27,125,000
Number of real estate properties | property		100			173	100				29				173			100	29			100
Area of real estate property | ft²		8,999,528			21,078,596	8,999,528				3,987,631				21,078,596			8,999,528	3,987,631			8,999,528
Collaterized debt obligations		$ 469,478,000			$ 997,930,000	$ 469,478,000				$ 167,180,000				$ 997,930,000			$ 469,478,000	$ 167,180,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total	$ 389,140,000				392,000									593,000				389,140,000	15,967,000
Joint ventures and equity investments		0			13,928,000	0				39,385,000				13,928,000			0	39,385,000
Income (loss) from equity method investments					(1,096,000)	103,000	$ 103,000	$ 1,125,000	$ 628,000	$ (2,854,000)	$ 983,000	$ (2,603,000)	$ (1,188,000)	(974,000)		1,856,000	1,959,000	(5,662,000)	(2,904,000)
Distribution received from joint venture					$ 103,000		103,000							$ 309,000		7,109,000	6,800,000	$ 29,215,000	$ 0
Certain Equity Investment Partners [Member]
Investments in and Advances to Affiliates [Line Items]
Initial equity captial available		$ 303,870,000				$ 303,870,000											$ 303,870,000				€ 250,000
Acquired [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property		100				100											100				100
Area of real estate property | ft²		8,999,805				8,999,805											8,999,805				8,999,805
Sold [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property		0				0				0							0	0	21		0
Philips Building [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage		25.00%			25.00%	25.00%								25.00%			25.00%				25.00%
Area of real estate property | ft²		200,000			200,000	200,000								200,000			200,000				200,000
Percentage of occupancy for leased office and industrial property					100.00%									100.00%
Joint ventures and equity investments		$ 0				$ 0				$ 0							$ 0	$ 0
Income (loss) from equity method investments					$ 103,000		103,000							$ 309,000		309,000	413,000	212,000	$ 115,000
Distribution received from joint venture					103,000		$ 103,000							309,000		309,000	413,000	413,000	392,000
Mortgage loans on real estate, face amount of mortgages		41,000,000			$ 41,000,000	$ 41,000,000								41,000,000			$ 41,000,000
Bank of America Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property																						67
Business acquisition, percentage of voting interests acquired																						50.00%
Income (loss) from equity method investments																1,547,000
Distribution received from joint venture																$ 6,800,000
Mortgage loans on real estate, face amount of mortgages																				$ 200,000,000
Gramercy Europe [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to acquire limited partnership interests		$ 0	€ 0											15,393,000	€ 13,594
Equity method investment, ownership percentage		19.80%				19.80%											19.80%				19.80%
Accrued amount for limitied partnership interests														$ 4,559,000	€ 4,079
Joint ventures and equity investments		$ 0				$ 0											$ 0
Gramercy Europe [Member] | Additional Capital Accordian [Member]
Investments in and Advances to Affiliates [Line Items]
Initial equity captial available		120,980,000				120,980,000											120,980,000				€ 100,000
Gramercy Europe [Member] | The Company and Equity Investment Partners [Member]
Investments in and Advances to Affiliates [Line Items]
Initial equity captial available		305,475,000				305,475,000											305,475,000				252,500
Gramercy Europe [Member] | The Company [Member]
Investments in and Advances to Affiliates [Line Items]
Initial equity captial available		60,490,000				60,490,000											60,490,000				50,000
Gramercy Europe [Member] | Equity Investment Partners [Member]
Investments in and Advances to Affiliates [Line Items]
Initial equity captial available		244,985,000				244,985,000											244,985,000				202,500
Gramercy Europe Commited [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to acquire limited partnership interests		55,885,000	€ 50,000
Initial equity captial available		$ 426,455,000				$ 426,455,000											$ 426,455,000				€ 352,500
Bank of America [Member]
Investments in and Advances to Affiliates [Line Items]
Area of real estate property | ft²																						3,055,000
Percentage of occupancy for leased office and industrial property																						97.00%
Philips Holdings USA Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of occupancy for leased office and industrial property		100.00%				100.00%											100.00%				100.00%
Bank of America Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage																						50.00%
Number of real estate properties | property		67				67											67				67	67
Area of real estate property | ft²																						3,055,000
Percentage of occupancy for leased office and industrial property																						98.00%
Business acquisition, percentage of voting interests acquired																						50.00%
Proceeds from sale of real estate																	$ 7,682,000	43,284,000	143,408,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total				$ (4,577,000)
Joint ventures and equity investments		$ 0				$ 0				39,385,000							0	39,385,000
Income (loss) from equity method investments																	$ 1,546,000	(5,874,000)	$ (3,020,000)
Business combination, net real estate assets										460,012,000								460,012,000
Business combination, intangible assets										58,172,000								58,172,000
Business combination, intangible liabilities										$ 50,963,000								$ 50,963,000
Mortgage loans on real estate, face amount of mortgages																						$ 200,000,000
Bank of America Portfolio [Member] | Sold [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property		8				8				38							8	38	2		8
Bank of America Portfolio [Member] | Bank of America [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of occupancy for leased office and industrial property																						97.00%
Current Period Date Range [Member] | Acquired [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					4									4
Area of real estate property | ft²					1,100,000									1,100,000
Current Period Date Range [Member] | Sold [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					2									2
Area of real estate property | ft²					250,000									250,000
Current Period Date Range [Member] | Gramercy Europe [Member] | Acquired [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					5									5
Current Year-to-Date [Member] | Acquired [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					47									47
Area of real estate property | ft²					7,900,000									7,900,000
Current Year-to-Date [Member] | Sold [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					5									5
Area of real estate property | ft²					336,000									336,000
Current Year-to-Date [Member] | Gramercy Europe [Member] | Acquired [Member]
Investments in and Advances to Affiliates [Line Items]
Number of real estate properties | property					6									6